EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per Share [abstract]
EARNINGS PER SHARE

18.    EARNINGS PER SHARE

	Years ended December 31,
	2022	2021
Basic:
Net (loss) income attributable to Fortuna shareholders	$(128,132)	$57,877
Weighted average number of shares (000's)	291,281	237,998
(Loss) earnings per share - basic	$(0.44)	$0.24

	Years ended December 31,
	2022	2021
Diluted:
Net (loss) income attributable to Fortuna shareholders	$(128,132)	$57,877
Add: finance costs on convertible debt, net of $nil tax	-	3,779
Diluted net (loss) income for the period	$(128,132)	$61,656

Weighted average number of shares (000's)	291,281	237,998
Incremental shares from dilutive potential shares	-	11,445
Weighted average diluted number of shares (000's)	291,281	249,443
(Loss) earnings per share - diluted	$(0.44)	$0.23

For the year ended December 31, 2022, 509,468 out of the money options were excluded from the diluted earnings per share calculation (December 31, 2021 – 7,551). For the year ended December 31, 2022, 2,380,857 share units were excluded from the diluted earnings per share calculation (December 31, 2021 – nil). In addition, for the year ended December 31, 2022, 9,176,000 potential shares issuable on conversion of the debentures were excluded from the diluted earnings per share calculation (December 31, 2021 – nil). These shares were excluded from the diluted earnings per share calculations as their effect would have been anti-dilutive.